Investments - Reconciliation to Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Available-for-sale [Line Items]
Gross realized gains on fixed maturity securities, AFS	$ 26,313	$ 4,844	$ 27
Gross realized losses on fixed maturity securities, AFS	(7,801)	(905)	(90)
Tax effect	(1,623)	0	0
Total reclassification adjustment for net realized gains (losses) included in net earnings	18,033	3,894	(63)
Credit recoveries (losses) on fixed maturity securities, AFS	509	0	0
Discontinued Operations
Debt Securities, Available-for-sale [Line Items]
Gross realized gains on fixed maturity securities, AFS	1,374	12	0
Gross realized losses on fixed maturity securities, AFS	(120)	(57)	0
Tax effect	(110)	0	0
Credit recoveries (losses) on fixed maturity securities, AFS	329	0	0
Tax effect	7	0	0
Continuing Operations
Debt Securities, Available-for-sale [Line Items]
Credit recoveries (losses) on fixed maturity securities, AFS	170	0	0
Tax effect	$ 3	$ 0	$ 0